Reverse Recapitalization and Acquisitions of subsidiaries - Narrative (Details)				12 Months Ended
	Mar. 01, 2026 JPY (¥)	Oct. 14, 2025 JPY (¥)	Mar. 14, 2025 JPY (¥) shares	Mar. 31, 2026 JPY (¥) shares	Mar. 31, 2025 JPY (¥)	Mar. 31, 2024 JPY (¥)	Feb. 28, 2026 shares $ / shares	Oct. 14, 2025 shares $ / shares	Mar. 14, 2025 $ / shares
Disclosure of detailed information about business combination [line items]
Net proceeds from reverse recapitalization				¥ 0	¥ 205,000,000	¥ 0
Cash-trust and cash, net of redemptions					4,780,000,000
Less: Ghisallo Non-Redemption Agreement				1,593,000,000	1,593,000,000
Transaction costs and professional fees				¥ 2,982,000,000	2,982,000,000
Warrants issued (in shares) | shares				4,900,000
Professional services				¥ 4,595,000,000
Listing expense				13,714,000,000	¥ 13,714,000,000
Share listing and associated expenses				18,309,000,000
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Increase (decrease) in intangible assets other than goodwill				250,000,000
Increase in deferred tax liabilities				(79,000,000)
Decrease in deferred tax assets				49,000,000
Increase (decrease) in intangible assets and goodwill				122,000,000
Number of shares issued (in shares) | shares			1,111,450
Share price (in USD per share) | $ / shares									$ 6.53
Acquisition-related costs	¥ 57,000,000		¥ 11,000,000
Goodwill expected to be deductible for tax purposes			¥ 0
Aplo SAS
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares								5,007,500
Share price (in USD per share) | $ / shares								$ 4.47
Acquisition-related costs		¥ 289,000,000
Revenue of acquiree since acquisition date				19,925,000,000
Profit (loss) of acquiree since acquisition date				427,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period				(2,159,000,000)
3iQ Corp
Disclosure of detailed information about business combination [line items]
Number of shares issued (in shares) | shares							27,910,845
Share price (in USD per share) | $ / shares							$ 4.00
Revenue of acquiree since acquisition date				191,000,000
Profit (loss) of acquiree since acquisition date				11,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period				(1,678,000,000)
Percentage acquired	99.80%
Revenue of combined entity as if combination occurred at beginning of period				¥ 483,139,000,000